Related Party Transactions - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year		$ (948)
Reversal (Provision)	(432)	948
Total	$ (432)